Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Aug. 24, 2015
C000158832
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund
Account Value	$ 22,222	$ 20,110	$ 17,485	$ 15,189	$ 18,335	$ 13,417	$ 12,960	$ 12,395	$ 11,301	$ 9,630	$ 9,497
C000158833
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund
Account Value	$ 21,521	19,617	17,186	15,039	18,288	13,483	13,123	12,643	11,610	10,080	10,000
C000158834
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund
Account Value	$ 23,410	21,152	18,365	15,929	19,195	14,032	13,528	12,900	11,730	10,110	10,000
C000158826
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund
Account Value	$ 17,347	15,893	14,277	12,876	14,964	12,090	11,781	11,245	10,569	9,544	9,497
C000158827
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund
Account Value	$ 16,970	15,660	14,173	12,884	15,086	12,289	12,059	11,603	10,991	9,990	10,000
C000158828
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund
Account Value	$ 18,620	17,017	15,250	13,721	15,907	12,823	12,464	11,865	11,128	10,050	10,000
C000158829
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund
Account Value	$ 20,052	18,118	15,858	13,900	16,518	12,542	12,214	11,664	10,771	9,497	9,497
C000158830
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund
Account Value	$ 19,628	17,866	15,757	13,917	16,655	12,743	12,506	12,035	11,190	9,940	10,000
C000158831
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund
Account Value	$ 21,455	19,351	16,900	14,790	17,532	13,294	12,928	12,314	11,328	10,000	10,000
C000158823
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund
Account Value	$ 14,799	13,624	12,552	11,653	13,307	11,451	11,215	10,660	10,281	9,544	9,497
C000158824
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund
Account Value	$ 14,502	13,464	12,496	11,688	13,503	11,702	11,545	11,069	10,756	10,160	10,000
C000158825
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund
Account Value	$ 15,901	14,628	13,457	12,478	14,222	12,219	11,946	11,332	10,899	10,120	10,000
C000158820
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund
Account Value	$ 12,747	11,688	11,098	10,625	12,009	11,095	10,805	10,260	10,112	9,677	9,497
C000158821
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund
Account Value	$ 12,392	11,578	11,077	10,684	12,167	11,322	11,105	10,626	10,547	10,180	10,000
C000158822
Account Value [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund
Account Value	$ 13,607	12,453	11,802	11,281	12,741	11,749	11,426	10,821	10,643	10,170	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	33,898	27,215	22,756	25,459	18,082	16,820	15,233	13,319	11,297	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,038	$ 33,898	$ 27,215	$ 22,756	$ 25,459	$ 18,082	$ 16,820	$ 15,233	$ 13,319	$ 11,297	$ 10,000